Shareholder Fees {- Fidelity Series Large Cap Growth Index Fund}	Jun. 29, 2021 USD ($)
04.30 Fidelity Series Large Cap Growth Index Fund Series Pro-03 | Fidelity Series Large Cap Growth Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none